SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets
Net deferred income taxes		$ 43.2		$ 0.0
Other assets		365.1		412.9
Total assets		46,575.0		38,701.2
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	[1]	5,046.5		3,481.0
Dividends payable		1,467.9		655.1		$ 395.4
Debt	[2]	4,404.9		3,306.3
Total liabilities		35,538.7		28,912.7
Redeemable noncontrolling interest (NCI)		214.5	[3]	503.7	[3]	483.7	$ 464.9
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference $1,000 per share) (authorized, issued, and outstanding 0.5 and 0)		493.9		0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 214.3 and 215.8)		583.2		581.7
Paid-in capital		1,479.0		1,389.2
Retained earnings		8,386.6		6,031.7
Total accumulated other comprehensive income attributable to Progressive		(120.9)		1,282.2		933.4	$ 800.4
Total shareholders’ equity		10,821.8		9,284.8		$ 7,957.1
Total liabilities, redeemable NCI, and shareholders’ equity		46,575.0		38,701.2
Parent Company
Assets
Investment in affiliate		5.0		5.0
Investment in subsidiaries		13,652.2		11,721.3
Receivable from investment subsidiary		2,658.9		1,466.1
Intercompany receivable		651.1		578.6
Net deferred income taxes		68.2		67.1
Other assets		124.2		167.3
Total assets		17,159.6		14,005.4
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		250.5		292.6
Dividends payable		1,467.9		655.1
Debt		4,404.9		3,269.2
Total liabilities		6,123.3		4,216.9
Redeemable noncontrolling interest (NCI)		214.5		503.7
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference $1,000 per share) (authorized, issued, and outstanding 0.5 and 0)		493.9		0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 214.3 and 215.8)		583.2		581.7
Paid-in capital		1,479.0		1,389.2
Retained earnings		8,386.6		6,031.7
Total accumulated other comprehensive income attributable to Progressive		(120.9)		1,282.2
Total shareholders’ equity		10,821.8		9,284.8
Total liabilities, redeemable NCI, and shareholders’ equity		$ 17,159.6		$ 14,005.4

[1]	See Note 12 – Litigation, Note 13 – Commitments and Contingencies, and Note 14 – Dividends for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.
[3]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.